INVENTORY AND SPARE PARTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORY AND SPARE PARTS
Handsets and accessories	$ 238,043	$ 223,764
Spare parts for telecommunication equipment	23,528	28,533
SIM cards and prepaid phone cards	5,475	10,445
Advertising materials	34	1,320
Other materials	15,593	27,013
Total inventory and spare parts	282,673	291,075
Obsolescence expense	$ 25,970	$ 30,160	$ 27,825